Called-up share capital	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Called-up share capital	Called-up share capital
The allotted, called up and fully paid share capital at 31 December was as follows:

		2025		2024		2023
Issued	Shares thousand	$ million	Shares thousand	$ million	Shares thousand	$ million
8% cumulative first preference shares of £1 each[a]	7,233	12	7,233	12	7,233	12
9% cumulative second preference shares of £1 each[a]	5,473	9	5,473	9	5,473	9
		21		21		21
Ordinary shares of 25 cents each
At 1 January	16,662,465	4,165	17,900,800	4,475	19,097,783	4,774
Issue of new shares for employee share-based payment plans	—	—	—	—	66,000	17
Repurchase of ordinary share capital	(835,649)	(209)	(1,238,335)	(310)	(1,262,983)	(316)
Repurchases transferred to treasury shares	659,497	165	—	—	—	—
At 31 December	16,486,313	4,121	16,662,465	4,165	17,900,800	4,475
		4,142		4,186		4,496
aThe nominal amount of 8% cumulative first preference shares and 9% cumulative second preference shares that can be in issue at any time shall not exceed £10,000,000 for each class of preference shares.
Voting on substantive resolutions tabled at a general meeting is on a poll. On a poll, shareholders present in person or by proxy have two votes for every £5 in nominal amount of the first and second preference shares held and one vote for every ordinary share held. On a show-of-hands vote on other resolutions (procedural matters) at a general meeting, shareholders present in person or by proxy have one vote each.
In the event of the winding up of the company, preference shareholders would be entitled to a sum equal to the capital paid up on the preference shares, plus an amount in respect of accrued and unpaid dividends and a premium equal to the higher of (i) 10% of the capital paid up on the preference shares and (ii) the excess of the average market price of such shares on the London Stock Exchange during the previous six months over par value.
During 2025 the company repurchased 836 million (2024 1,238 million) ordinary shares for a total consideration of $4,486 million (2024 $7,127 million, including transaction costs of $24 million (2024 $38 million). 176 million shares repurchased were cancelled and 659 million shares were held as treasury shares. The repurchased shares represented 5.1% of ordinary share capital. A further 74 million ordinary shares were repurchased between the end of the reporting period and 13 February 2026, the latest practicable date before the completion of these financial statements, for a total cost of $450 million of which $448 million has been accrued at 31 December 2025. The number of shares in issue is reduced when shares are repurchased and cancelled, but is not reduced in respect of the repurchases transferred to treasury shares.
Treasury shares[a]

		2025		2024		2023
	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million	Shares thousand	Nominal value $ million
At 1 January	812,021	204	1,077,079	271	1,124,927	281
Purchases for settlement of employee share plans	660,765	165	8,302	2	24,688	6
Issue of new shares for employee share-based payment plans	—	—	—	—	71,039	19
Shares re-issued for employee share-based payment plans	(363,198)	(92)	(273,360)	(69)	(143,575)	(35)
At 31 December	1,109,588	277	812,021	204	1,077,079	271
Of which – shares held in treasury by bp	857,433	214	481,474	121	726,339	183
– shares held in ESOP trusts	252,118	63	330,510	83	350,704	88
– shares held by bp’s US share plan administrator[b]	37	—	37	—	36	—
a    See Note 32 for definition of treasury shares.
b    Held in the form of ADSs to meet the requirements of employee share-based payment plans in the US.
For each year presented, the balance of shares held in treasury by bp at 1 January represents 2.9% (2024 4.1% and 2023 4.9%) of the called-up ordinary share capital of the company.
Capital and reserves

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2025	4,186	14,031	2,806	27,206	48,229
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(44)	—	44	—	—
Share-based payments, net of tax[b]	—	35	—	—	35
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Redemption of perpetual hybrid bonds, net of tax	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2025	4,142	14,066	2,850	27,206	48,264

At 1 January 2024	4,496	13,815	2,496	27,206	48,013
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)[a]	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Other	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(310)	—	310	—	—
Share-based payments, net of tax[b]	—	216	—	—	216
Issue of perpetual hybrid bonds	—	—	—	—	—
Redemption of perpetual hybrid bonds, net of tax	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2024	4,186	14,031	2,806	27,206	48,229
aIncludes $942 million recycling of cumulative foreign exchange losses from reserves relating to the sale of bp's Türkiye ground fuels business to Petrol Ofisi, offset by movements in Pound
Sterling against the US dollar.
bMovements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Investments in equity instruments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(9,030)	(2,196)	(3)	(98)	(187)	(288)	22,531	59,246	16,649	2,423	78,318
—	—	—	—	—	—	55	55	799	441	1,295

—	1,804	1	—	—	1	—	1,805	—	115	1,920
—	—	—	122	61	183	—	183	—	—	183
—	—	—	—	—	—	(4)	(4)	—	—	(4)

—	—	—	—	—	—	(166)	(166)	—	—	(166)
—	—	(6)	—	—	(6)	—	(6)	—	—	(6)
—	—	—	5	—	5	—	5	—	—	5
—	1,804	(5)	127	61	183	(115)	1,872	799	556	3,227
—	—	—	—	—	—	(5,087)	(5,087)	—	(524)	(5,611)
—	—	—	(6)	—	(6)	—	(6)	—	—	(6)
(3,558)	—	—	—	—	—	(454)	(4,012)	—	—	(4,012)
3,917	—	—	—	—	—	(2,840)	1,112	—	—	1,112
—	—	—	—	—	—	1	1	—	—	1
—	—	—	—	—	—	—	—	500	—	500
—	—	—	—	—	—	—	—	(1,200)	—	(1,200)
—	(9)	—	—	—	—	—	(9)	(793)	—	(802)
—	—	—	—	—	—	(65)	(65)	—	2,538	2,473
(8,671)	(401)	(8)	23	(126)	(111)	13,971	53,052	15,955	4,993	74,000

(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493
—	—	—	—	—	—	381	381	641	207	1,229

—	(276)	(1)	—	—	(1)	—	(277)	—	(87)	(364)
—	—	—	(406)	(4)	(410)	—	(410)	—	—	(410)
—	—	—	—	—	—	(12)	(12)	—	—	(12)
—	—	—	—	—	—	(1)	(1)	—	—	(1)

—	—	—	—	—	—	367	367	—	—	367
—	—	(40)	—	—	(40)	—	(40)	—	—	(40)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	(276)	(41)	(407)	(4)	(452)	735	7	641	120	768
—	—	—	—	—	—	(5,018)	(5,018)	—	(375)	(5,393)
—	—	—	(10)	—	(10)	—	(10)	—	—	(10)
—	—	—	—	—	—	(7,302)	(7,302)	—	—	(7,302)
2,293	—	—	—	—	—	(1,426)	1,083	—	—	1,083
—	—	—	—	—	—	(22)	(22)	4,352	—	4,330
—	—	—	—	—	—	9	9	(1,300)	—	(1,291)
—	—	—	—	—	—	—	—	(610)	—	(610)
—	—	—	—	—	—	216	216	—	1,034	1,250
(9,030)	(2,196)	(3)	(98)	(187)	(288)	22,531	59,246	16,649	2,423	78,318
32. Capital and reserves – continued

	Share capital	Share premium account	Capital redemption reserve	Merger reserve	Total share capital and capital reserves

At 1 January 2023	4,795	13,692	2,180	27,206	47,873
Profit (loss) for the year	—	—	—	—	—
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	—	—	—	—	—
Cash flow hedges and costs of hedging (including reclassifications)	—	—	—	—	—
Share of items relating to equity-accounted entities, net of tax	—	—	—	—	—
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	—	—	—	—	—
Remeasurements of equity investments	—	—	—	—	—
Cash flow hedges that will subsequently be transferred to the balance sheet	—	—	—	—	—
Total comprehensive income	—	—	—	—	—
Dividends	—	—	—	—	—
Cash flow hedges transferred to the balance sheet, net of tax	—	—	—	—	—
Repurchases of ordinary share capital	(316)	—	316	—	—
Share-based payments, net of tax[a]	17	123	—	—	140
Share of equity-accounted entities’ changes in equity, net of tax	—	—	—	—	—
Issue of perpetual hybrid bonds	—	—	—	—	—
Payments on perpetual hybrid bonds	—	—	—	—	—
Transactions involving non-controlling interests, net of tax	—	—	—	—	—
At 31 December 2023	4,496	13,815	2,496	27,206	48,013
aMovements in treasury shares relate to employee share-based payment plans.
32. Capital and reserves – continued

										$ million
Treasury shares	Foreign currency translation reserve	Investments in equity instruments	Cash flow hedges	Costs of hedging	Total fair value reserves	Profit and loss account	bp shareholders’ equity	Non-controlling interests		Total equity
								Hybrid bonds	Other interest
(12,153)	(2,643)	—	(183)	(73)	(256)	34,732	67,553	13,390	2,047	82,990
—	—	—	—	—	—	15,239	15,239	586	55	15,880

—	728	—	—	—	—	—	728	—	26	754
—	—	—	488	(110)	378	—	378	—	—	378
—	—	—	—	—	—	(192)	(192)	—	—	(192)

—	—	—	—	—	—	(1,504)	(1,504)	—	—	(1,504)
—	—	38	—	—	38	—	38	—	—	38
—	—	—	15	—	15	—	15	—	—	15
—	728	38	503	(110)	431	13,543	14,702	586	81	15,369
—	—	—	—	—	—	(4,831)	(4,831)	—	(403)	(5,234)
—	—	—	(1)	—	(1)	—	(1)	—	—	(1)
—	—	—	—	—	—	(8,167)	(8,167)	—	—	(8,167)
830	—	—	—	—	—	(301)	669	—	—	669
—	—	—	—	—	—	1	1	—	—	1
—	—	—	—	—	—	(1)	(1)	176	—	175
—	(5)	—	—	—	—	—	(5)	(586)	—	(591)
—	—	—	—	—	—	363	363	—	(81)	282
(11,323)	(1,920)	38	319	(183)	174	35,339	70,283	13,566	1,644	85,493
32. Capital and reserves – continued
Share capital
The balance on the share capital account represents the aggregate nominal value of all ordinary and preference shares in issue, including treasury shares.
Share premium account
The balance on the share premium account represents the amounts received in excess of the nominal value of the ordinary and preference shares.
Capital redemption reserve
The balance on the capital redemption reserve represents the aggregate nominal value of all the ordinary shares repurchased and cancelled.
Merger reserve
The balance on the merger reserve represents the premium arising where the fair value of the consideration given is in excess of the nominal value of the ordinary shares issued in an acquisition made by the issue of shares where merger relief under the Companies Act applies.
Treasury shares
Treasury shares represent bp shares repurchased and available for specific and limited purposes. For accounting purposes shares held in
Employee Share Ownership Plans (ESOPs) and bp’s US share plan administrator to meet the future requirements of the employee share-based payment plans are treated in the same manner as treasury shares and are, therefore, included in the financial statements as treasury shares. The
ESOPs are funded by the group and have waived their rights to dividends in respect of such shares held for future awards. Until such time as the shares held by the ESOPs vest unconditionally to employees, the amount paid for those shares is shown as a reduction in shareholders’ equity.
Assets and liabilities of the ESOPs are recognized as assets and liabilities of the group.
Investments in equity instruments
This reserve records the change in fair value of investments in equity instruments for which the group has elected to recognize fair value gains and losses in other comprehensive income.
Foreign currency translation reserve
The foreign currency translation reserve records exchange differences arising from the translation of the financial statements of foreign operations. Upon disposal of foreign operations, the related accumulated exchange differences are reclassified to the income statement.
Cash flow hedges
This reserve records the portion of the gain or loss on a hedging instrument in a cash flow hedge that is determined to be an effective hedge. For further information on the accounting for cash flow hedges see Note 1 - Derivative financial instruments and hedging activities.
Costs of hedging
This reserve records the change in fair value of the foreign currency basis spread of financial instruments to which cost of hedge accounting has been applied. The accumulated amount relates to time-period related hedged items and is amortized to profit or loss over the term of the hedging relationship. For further information on the accounting for costs of hedging see Note 1 - Derivative financial instruments and hedging activities.
Profit and loss account
The balance held on this reserve is the accumulated retained profits of the group.
Non-controlling interests
Non-controlling interests represent the equity in subsidiaries that is not attributable, directly or indirectly, to bp shareholders. Included within non-
controlling interests are perpetual subordinated hybrid bonds, perpetual subordinated hybrid securities and certain equity instruments with preferred distributions issued by group subsidiaries. The contractual terms of these instruments allow the group to defer coupon payments, equity distributions and repayment of principal indefinitely. However, the terms and conditions of each instrument stipulate the circumstances in which deferred payments and/or the principal amount of the instrument becomes payable. These circumstances, which include the announcement of a bp p.l.c. ordinary share or parity equity dividend distribution, are within the group’s control.
Perpetual subordinated hybrid bonds are issued by BP Capital Markets p.l.c., a group subsidiary, in euro, sterling and US dollars. During the year BP
Capital Markets p.l.c. redeemed $1.2 billion of the non-call 2025 4.375% US dollar hybrid bonds issued in 2020. As at 31 December 2025 the total population of hybrid bonds include redemption options exercisable at the group’s discretion from March 2026 to March 2035 (the first ‘call date’), on specified dates thereafter, or in the event of specific circumstances (such as a change in IFRS or tax regime) as set out in the individual terms of each issue. Coupons are fixed for an initial period up to dates from June 2026 to June 2035 at rates of 3.25% to 6.45% and reset to rates determined by the contractual terms of each instrument on certain dates thereafter. Whilst the contractual terms of these instruments allow the group to defer coupon payments and the repayment of principal indefinitely, the group has chosen to swap the non-US dollar hybrid bonds to a USD floating interest rate up to their respective first call periods. Payments made to and profit attributed to these hybrid bonds in the year totalled $644 million
(2024 $485 million) and $640 million (2024 $517 million) respectively. The amount of hybrid bonds included in non-controlling interests at the end of the year was $13.5 billion (2024 $14.6 billion).
Perpetual subordinated hybrid securities issued by group subsidiaries include $1,000 million (2024 $500 million), specifically earmarked to fund BP
Alternative Energy Investments Ltd including the funding of Lightsource bp and $1,500 million (2024 $1500 million) specifically earmarked to fund a floating, production, storage and offloading vessel (FPSO) used in one of the group’s major projects. Payments made to and profit attributed to perpetual hybrid securities in the year totalled $158 million (2024 $125 million) and $159 million (2024 $125 million) respectively. The amount of perpetual subordinated hybrid securities included within non-controlling interests at the end of the year was $2.5 billion (2024 $2.0 billion).
32. Capital and reserves – continued
Equity instruments with preferred distributions issued by group subsidiaries include $958 million of proceeds in 2025 from the sale of a 25% non-
controlling interest in the subsidiary that holds bp’s 12% interest in the entity that owns Trans-Anatolian natural gas pipeline and proceeds of $1,500 million the sale of a 49% and 50%, respectively, in non-controlling interests in the group subsidiaries that hold interests in Permian and Eagle Ford midstream assets. Proceeds in 2024 of $1,330 million comprise $500 million of proceeds from the sale of a 49% interest in a subsidiary that holds certain Gulf of America midstream assets; and $830 million of proceeds from the sale of a 25% non-controlling interest in the subsidiary that holds bp’s 20% interest in the entity that holds the Trans Adriatic natural gas pipeline. In these transactions, the group retains control over the ability to defer equity distributions which are not guaranteed, and investors have no right to redeem their shares other than in certain circumstances that are within the group’s control. The amount associated with equity instruments with preferred or other structured distributions included within non-
controlling interests at the end of the year was approximately $4.5 billion (2024 $1.6 billion).
The pre-tax amounts of each component of other comprehensive income, and the related amounts of tax, are shown in the table below.

			$ million
			2025
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	1,904	16	1,920
Cash flow hedges (including reclassifications)	160	(38)	122
Costs of hedging (including reclassifications)	61	—	61
Share of items relating to equity-accounted entities, net of tax	(4)	—	(4)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	(221)	55	(166)
Remeasurements of equity investments	(6)	—	(6)
Cash flow hedges that will subsequently be transferred to the balance sheet	5	—	5
Other comprehensive income	1,899	33	1,932

			$ million
			2024
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	(288)	(76)	(364)
Cash flow hedges (including reclassifications)	(531)	125	(406)
Costs of hedging (including reclassifications)	(4)	—	(4)
Share of items relating to equity-accounted entities, net of tax	(12)	—	(12)
Other	—	(1)	(1)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset[a]	(360)	727	367
Remeasurements of equity investments	(47)	7	(40)
Cash flow hedges that will subsequently be transferred to the balance sheet	(1)	—	(1)
Other comprehensive income	(1,243)	782	(461)

			$ million
			2023
	Pre-tax	Tax	Net of tax
Items that may be reclassified subsequently to profit or loss
Currency translation differences (including reclassifications)	583	171	754
Cash flow hedges (including reclassifications)	637	(149)	488
Costs of hedging (including reclassifications)	(78)	(32)	(110)
Share of items relating to equity-accounted entities, net of tax	(192)	—	(192)
Items that will not be reclassified to profit or loss
Remeasurements of the net pension and other post-employment benefit liability or asset	(2,262)	758	(1,504)
Remeasurements of equity investments	51	(13)	38
Cash flow hedges that will subsequently be transferred to the balance sheet	15	—	15
Other comprehensive income	(1,246)	735	(511)
a2024 includes a $658-million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.